Fair Value Measurement	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Fair Value Disclosures [Abstract]
Fair Value Measurement

7.	FAIR VALUE MEASUREMENT

See Note 4 – Accrued Expenses – Warrants Payable and Note 8 – Stockholders’ Deficiency – Preferred Stock - Series C Convertible Preferred Stock for additional details associated with issuance costs which included an obligation to issue investment banker warrants.

Assumptions utilized in the valuation of Level 3 liabilities are described as follows:

	For the Three Months Ended June 30,		For the Six Months Ended June 30,
	2016	2015	2016	2015
Risk-free interest rate	0.58% - 1.08%	0.22% - 1.01%	0.58% - 1.16%	0.02% - 1.30%
Expected term (years)	2.28 - 5.00	1.00 - 4.66	2.28 - 5.00	1.00 - 5.05
Expected volatility	123% - 139%	89% - 95%	114% - 139%	84% - 95%
Expected dividend yield	0.00%	0.00%	0.00%	0.00%

The following table sets forth a summary of the changes in the fair value of Level 3 derivative liabilities and warrants payable that are measured at fair value on a recurring basis:

Derivative Liabilities
Beginning balance as of January 1, 2016	$1,350,881
Issuance of warrants	251,011
Change in fair value of derivative liability	2,038,366
Ending balance as of June 30, 2016	$3,640,258

Warrants Payable
Beginning balance as of January 1, 2016	$77,761
Provision for new warrant issuances	969
Accrual of other warrant obligations	61,454
Change in fair value of warrants payable	154,922
Issuance of warrants	–
Ending balance as of June 30, 2016	$295,106

 Assets and liabilities measured at fair value on a recurring or nonrecurring basis are as follows:

	June 30, 2016
	Level 1	Level 2	Level 3	Total
Liabilities:
Derivative liabilities	$–	$–	$3,640,258	$3,640,258
Warrants Payable	–	–	295,106	295,106
Total liabilities	$–	$–	$3,935,364	$3,935,364

	December 31, 2015
	Level 1	Level 2	Level 3	Total
Liabilities:
Derivative liabilities	$–	$–	$1,350,881	$1,350,881
Warrants payable	–	–	77,761	77,761
Total liabilities	$–	$–	$1,428,642	$1,428,642

13.	FAIR VALUE MEASUREMENT

DERIVATIVE LIABILITIES

See Note 14 – Stockholders’ Deficiency for details associated with warrants classified as derivative liabilities that were issued in connection with the sale of common stock and Series C Convertible Preferred Stock. See Note 11 – Notes Payable – Convertible Note for warrants classified as derivative liabilities that were issued in connection with a convertible note.

During the year ended December 31, 2014, the Company, in consideration of the amendment of certain warrants to remove the exercise price reset provision (the “Amended Warrants”), offered to issue a warrant to purchase a number of shares of common stock equal to 25%-27% of the number of shares underlying the amended warrant (the “Inducement Warrants”). The Inducement Warrants vest immediately, have a term of five years and an exercise price equal the fair market value of the Company’s common stock on the date of issuance. As a result, during the year ended December 31, 2014, warrants to purchase an aggregate of 9,881,418 shares of common stock were amended to remove the exercise price reset provision which resulted in the reclassification of $4,345,355 from derivative liability to additional paid in capital, which fair value was recomputed on the date of amendment. The Amended Warrants had an aggregate fair value of $1,596,685 as of the date of amendment, which represented a reduction in fair value of $2,748,670. In addition, Inducement Warrants to purchase an aggregate of 2,626,068 shares of common stock were issued during the year ended December 31, 2014 and had an issuance date fair value of an aggregate of $382,753 which was recorded as inducement expense in the accompanying consolidated statement of operations during the year ended December 31, 2014.

On December 23, 2014, the Company reclassified warrants to purchase 31,896,182 shares of common stock with a value of $914,977 from additional paid in capital to derivative liabilities as a result of the existence of a provision that provides for a cash payment to the holder equal to the value of the warrant as computed using the Black-Scholes option pricing model upon a future fundamental transaction, as defined in the agreement. The Company has determined that the occurrence of a fundamental transaction is no longer under its control due to the December 23, 2014 (the date of issuance of Series C Convertible Preferred Stock) effectiveness of the Series A Preferred Stock holder’s (the Company’s Executive Chairman of the Board of Directors) waiver of his super voting rights which permitted him votes equal to five times the number of his common stock equivalents.

WARRANTS PAYABLE

See Note 9 – Accrued Expenses – Warrants Payable for details associated with warrants issued in connection with former members of Beam.

In connection with sales of Series C Convertible Preferred Stock during the year ended December 31, 2015, the Company incurred issuance costs which included an obligation to issue investment banker warrants to purchase 10% of the securities sold. The warrant obligation had an aggregate fair value of $221,709 on the date of the sale of the Series C Convertible Preferred Stock. The warrant obligation had a fair value of $77,735 as of December 31, 2015, which represented a reduction in fair value of $143,974, which was included within the change in fair value of warrant liabilities during the year ended December 31, 2015. See Note 14 – Stockholders’ Deficiency – Preferred Stock - Series C Convertible Preferred Stock for additional details.

During year ended December 31, 2014, the Company changed significant estimates used to calculate the fair value of the warrants including the term, the impact of Beam member stock sales and the impact thereof on their subsequent percentage of ownership on a prospective basis and changes to percentage of ownership on a fully-diluted basis, which resulted in a $925,500 gain on the change in fair value.

SUMMARY

Assumptions utilized in the valuation of Level 3 liabilities are described as follows:

	For the Years Ended December 31,
	2015	2014
Risk-free interest rate	0.02% - 1.30%	1.10%
Expected term (years)	1.00 - 5.05	2.78 - 4.98
Expected volatility	84% - 105%	84%
Expected dividend yield	0.00%	0.00%

The following table sets forth a summary of the changes in the fair value of Level 3 warrant liabilities that are measured at fair value on a recurring basis:

	December 31,
	2015	2014
Derivative Liabilities
Beginning balance as of January 1,	$3,635,294	$9,511,364
Issuance of Series C derivative liability	—	529,905
Issuance of warrants	501,259	—
Change in classification	281,403	914,977
Change in fair value of derivative liability	(3,067,075)	(2,975,597)
Extinguishment	—	(4,345,355)
Ending balance as of December 31,	$1,350,881	$3,635,294
Warrants Payable
Beginning balance as of January 1,	$63,533	$1,216,000
Provision for new warrant issuances	6,059	66,963
Accrual of other warrant obligations	221,709	—
Change in fair value of warrants payable	(201,621)	(34,240)
Change in estimate	—	(925,500)
Issuance of warrants	(11,919)	(259,690)
Ending balance as of December 31,	$77,761	$63,533

Assets and liabilities measured at fair value on a recurring or nonrecurring basis are as follows:

	December 31, 2015
	Level 1	Level 2	Level 3	Total
Liabilities:
Derivative liabilities	$—	$—	$1,350,881	$1,350,881
Warrants payable	—	—	77,761	77,761
Total liabilities	$—	$—	$1,428,642	$1,428,642

	December 31, 2014
	Level 1	Level 2	Level 3	Total
Liabilities:
Derivative liabilities	$—	$—	$3,635,294	$3,635,294
Warrants payable	—	—	63,533	63,533
Total liabilities	$—	$—	$3,698,827	$3,698,827